Share-based compensation - Share Based Compensation Related to Parent's Series D Financing (Details) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 25, 2020 shares	Sep. 25, 2020 $ / shares shares	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares	143,681,555
Allocated share based compensation			$ 142,383	¥ 929,098,000	¥ 52,714,000	¥ 6,802,000
Share-based compensation related to Parent's Series D Financing
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Allocated share based compensation | ¥				¥ 204,473
Share-based compensation related to Parent's Series D Financing | Relx Inc (Parent)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares		3,754,294
Transaction price (in USD per share) | $ / shares		$ 28.97